ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses:
Research and development	$ 42	$ 894
General and administrative	268	183
Payroll and related	401	291
Licensing related	0	62
Accrued Liabilities, Current, Total	$ 711	$ 1,430